WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

		Shares		Value
COMMON STOCKS - 99.2% (a)
Communication Services - 2.2%
Advantage Solutions, Inc. (b)		1,466		$12,681
AMC Networks, Inc. - Class A (b)		1,170		54,510
Cinemark Holdings, Inc. (b)		1,530		29,391
Emerald Holding, Inc. (b)		8,300		36,022
Entravision Communications Corp. - Class A		4,490		31,879
Gannett Co., Inc. (b)		6,972		46,573
Gogo, Inc. (b)(c)		550		9,515
Gray Television, Inc.		980		22,364
Hemisphere Media Group, Inc. (b)		1,365		16,626
iHeartMedia, Inc. - Class A (b)		870		21,767
Liberty Latin America Ltd. - Class A (b)		1,545		20,208
Liberty Latin America Ltd. - Class C (b)		4,135		54,251
Lions Gate Entertainment Corp. - Class B (b)		1,430		18,590
Live Nation Entertainment, Inc. (b)		2,165		197,297
Magnite, Inc. (b)		335		9,380
Meredith Corp. (b)		849		47,289
National CineMedia, Inc.		4,177		14,870
Ooma, Inc. (b)		870		16,191
Sinclair Broadcast Group, Inc. - Class A		2,445		77,458
Stagwell, Inc. (b)		2,500		19,175
TEGNA, Inc.		1,995		39,341
				795,378
Consumer Discretionary - 14.8%
2U, Inc. (b)		390		13,092
Abercrombie & Fitch Co. Class - A (b)		586		22,051
Academy Sports & Outdoors, Inc. (b)		620		24,812
Adient PLC (b)		1,100		45,595
Adtalem Global Education, Inc. (b)		410		15,502
American Eagle Outfitters, Inc.		970		25,026
American Public Education, Inc. (b)		1,440		36,878
Asbury Automotive Group, Inc. (b)		500		98,370
Bed Bath & Beyond, Inc. (b)		3,135		54,157
Big 5 Sporting Goods Corp. (c)		1,100		25,344
Biglari Holdings, Inc. - Class B (b)		120		20,617
Bluegreen Vacations Holding Corp. (b)		1,950		50,310
Brinker International, Inc. (b)		700		34,335
Caesars Entertainment, Inc. (b)		187		20,996
Carriage Services, Inc.		320		14,269
Carter's, Inc.		867		84,307
Casper Sleep, Inc. (b)		880		3,758
Century Casinos, Inc. (b)		670		9,025
Century Communities, Inc.		1,544		94,879
Chuy's Holdings, Inc. (b)		425		13,400
Citi Trends, Inc. (b)		135		9,850
Coursera, Inc. (b)		1,570		49,690
Del Taco Restaurants, Inc.		1,170		10,214
Dillard's, Inc. - Class A (c)		335		57,794
Dine Brands Global, Inc. (b)		150		12,182
El Pollo Loco Holdings, Inc. (b)		1,070		18,083
Ethan Allen Interiors, Inc.		1,900		45,030
Foot Locker, Inc.		430		19,634
Fossil Group, Inc. (b)		1,870		22,159
Franchise Group, Inc.		600		21,246
Funko, Inc. - Class A (b)		1,310		23,855
Genesco, Inc. (b)		800		46,184
G-III Apparel Group Ltd. (b)		800		22,640
Green Brick Partners, Inc. (b)		9,035		185,398
Group 1 Automotive, Inc.		750		140,910
Guess?, Inc.		815		17,123
H&R Block, Inc.		1,900		47,500
Hanesbrands, Inc.		9,577		164,341
Haverty Furniture Cos., Inc.		1,265		42,643
Hibbett, Inc.		663		46,901
Hilton Grand Vacations, Inc. (b)		830		39,483
Hooker Furniture Corp.		1,820		49,122
International Game Technology PLC (b)		2,730		71,854
iRobot Corp. (b)(c)		250		19,625
Jack in the Box, Inc.		420		40,879
Johnson Outdoors, Inc. - Class A		380		40,204
KB Home		1,720		66,942
Laureate Education, Inc. - Class A (b)		995		16,905
La-Z-Boy, Inc.		1,400		45,122
LGI Homes, Inc. (b)		210		29,801
Lifetime Brands, Inc.		830		15,098
M/I Homes, Inc. (b)		2,030		117,334
Macy's, Inc.		7,350		166,110
MarineMax, Inc. (b)		600		29,112
Meritage Homes Corp. (b)		1,084		105,148
Modine Manufacturing Co. (b)		1,995		22,603
Motorcar Parts of America, Inc. (b)		1,300		25,350
Movado Group, Inc.		930		29,286
Murphy USA, Inc.		352		58,876
Nautilus, Inc. (b)		1,900		17,689
OneWater Marine, Inc. - Class A		1,000		40,210
Penske Automotive Group, Inc.		300		30,180
Perdoceo Education Corp. (b)		5,160		54,490
PetMed Express, Inc. (c)		1,339		35,979
PlayAGS, Inc. (b)		3,590		28,289
Potbelly Corp. (b)		1,400		9,492
Red Rock Resorts, Inc. - Class A (b)		11,593		593,793
Rent-A-Center, Inc.		650		36,536
Rocky Brands, Inc.		280		13,331
Sally Beauty Holdings, Inc. (b)		3,043		51,275
Select Interior Concepts, Inc. - Class A (b)		900		12,978
Shoe Carnival, Inc.		380		12,320
Signet Jewelers Ltd.		483		38,138
Sleep Number Corp. (b)		150		14,022
Sonic Automotive, Inc. - Class A		900		47,286
Standard Motor Products, Inc.		861		37,634
Sturm Ruger & Co., Inc.		672		49,580
Superior Group of Cos., Inc.		495		11,529
Taylor Morrison Home Corp. (b)		3,780		97,448
Tenneco, Inc. - Class A (b)		2,580		36,817
The Aaron's Co., Inc.		2,347		64,636
The Cato Corp. - Class A		2,800		46,312
The Cheesecake Factory, Inc. (b)		395		18,565
The Children's Place, Inc. (b)		350		26,341
The Container Store Group, Inc. (b)		2,840		27,037
The Goodyear Tire & Rubber Co. (b)		4,791		84,801
The ODP Corp. (b)		960		38,554
Tilly's, Inc. - Class A		4,295		60,173
Travel + Leisure Co.		620		33,809
Tri Pointe Homes, Inc. (b)		3,210		67,474
Tupperware Brands Corp. (b)		1,100		23,232
Unifi, Inc. (b)		1,690		37,062
Universal Electronics, Inc. (b)		294		14,479
Urban Outfitters, Inc. (b)		1,315		39,042
Vail Resorts, Inc. (b)		1,071		357,768
Vera Bradley, Inc. (b)		3,300		31,053
Vista Outdoor, Inc. (b)		1,277		51,476
Vivint Smart Home, Inc. (b)		2,620		24,759
Winnebago Industries, Inc.		170		12,317
Wolverine World Wide, Inc.		4,882		145,679
WW International, Inc. (b)		1,897		34,620
Zumiez, Inc. (b)		1,674		66,558
				5,273,717
Consumer Staples - 4.5%
B&G Foods, Inc. (c)		1,240		37,064
BellRing Brands, Inc. - Class A (b)		930		28,597
Cal-Maine Foods, Inc.		10,008		361,889
Central Garden & Pet Co. (b)		1,000		48,000
Edgewell Personal Care Co.		225		8,167
Energizer Holdings, Inc.		900		35,145
Flowers Foods, Inc.		5,537		130,839
Hostess Brands, Inc. (b)		4,770		82,855
Ingles Markets, Inc. - Class A		120		7,924
Inter Parfums, Inc.		150		11,215
Lancaster Colony Corp.		676		114,116
Natural Grocers by Vitamin Cottage, Inc.		3,000		33,660
Nu Skin Enterprises, Inc. - Class A		440		17,807
Post Holdings, Inc. (b)		3,014		332,022
Primo Water Corp. (b)		625		9,825
Seaboard Corp.		49		200,900
Seneca Foods Corp. - Class A (b)		530		25,557
The Andersons, Inc.		543		16,741
The Duckhorn Portfolio, Inc. (b)(c)		1,270		29,070
The Simply Good Foods Co. (b)		740		25,523
USANA Health Sciences, Inc. (b)		400		36,880
Vector Group Ltd.		526		6,706
				1,600,502
Energy - 7.3%
Amplify Energy Corp. (b)		900		4,788
Berry Corp.		4,100		29,561
Bonanza Creek Energy, Inc.		5,712		273,605
Cactus, Inc. - Class A		800		30,176
California Resources Corp. (b)		4,280		175,480
ChampionX Corp. (b)		3,692		82,553
Chesapeake Energy Corp.		1,230		75,756
Cimarex Energy Co.		1,548		134,986
Clean Energy Fuels Corp. (b)		1,200		9,780
CNX Resources Corp. (b)		5,405		68,211
Comstock Resources, Inc. (b)		3,160		32,706
CONSOL Energy, Inc. (b)		765		19,905
Core Laboratories NV		400		11,100
CVR Energy, Inc.		800		13,328
Delek US Holdings, Inc.		700		12,579
DHT Holdings, Inc.		5,300		34,609
Dorian LPG Ltd.		550		6,826
Dril-Quip, Inc. (b)		1,500		37,770
Earthstone Energy, Inc. - Class A (b)		1,300		11,960
Equitrans Midstream Corp.		5,400		54,756
Frank's International NV (b)		17,700		52,038
Green Plains, Inc. (b)		400		13,060
Helix Energy Solutions Group, Inc. (b)		5,800		22,504
HollyFrontier Corp.		600		19,878
Kosmos Energy Ltd. (b)		20,400		60,384
Liberty Oilfield Services, Inc. - Class A (b)		2,700		32,751
Magnolia Oil & Gas Corp. - Class A		905		16,100
Murphy Oil Corp.		2,200		54,934
National Energy Services Reunited Corp. (b)		3,200		40,064
Newpark Resources, Inc. (b)		9,400		31,020
NexTier Oilfield Solutions, Inc. (b)		12,500		57,500
Northern Oil and Gas, Inc.		5,010		107,214
Oasis Petroleum, Inc.		555		55,178
Oil States International, Inc. (b)		1,500		9,585
Ovintiv, Inc.		2,320		76,282
Par Pacific Holdings, Inc. (b)		2,000		31,440
PDC Energy, Inc.		2,987		141,554
Penn Virginia Corp. (b)		2,400		64,008
ProPetro Holding Corp. (b)		3,100		26,815
Range Resources Corp. (b)		5,275		119,373
REX American Resources Corp. (b)		355		28,354
Scorpio Tankers, Inc.		1,110		20,579
Select Energy Services, Inc. - Class A (b)		5,400		28,026
SFL Corp. Ltd. (b)		500		4,190
Solaris Oilfield Infrastructure, Inc. - Class A		4,400		36,696
Southwestern Energy Co. (b)		7,512		41,617
TechnipFMC PLC (b)		1,300		9,789
Transocean Ltd. (b)		3,790		14,364
W&T Offshore, Inc. (b)		14,644		54,476
Whiting Petroleum Corp. (b)		1,906		111,329
World Fuel Services Corp.		2,710		91,110
				2,592,647
Financials - 31.1%
1st Source Corp.		800		37,792
Altabancorp		1,894		83,639
Amalgamated Financial Corp.		1,500		23,730
Ambac Financial Group, Inc. (b)		2,600		37,232
Amerant Bancorp, Inc. (b)		2,174		53,785
American Equity Investment Life Holding Co.		2,420		71,559
American National Group, Inc.		230		43,477
AMERISAFE, Inc.		222		12,468
Apollo Commercial Real Estate Finance, Inc.		1,590		23,580
Argo Group International Holdings Ltd.		330		17,233
Arlington Asset Investment Corp. - Class A (b)		2,700		9,990
Artisan Partners Asset Management, Inc. - Class A		1,295		63,351
AssetMark Financial Holdings, Inc. (b)		2,450		60,931
Associated Banc-Corp		3,478		74,499
Assured Guaranty Ltd.		1,000		46,810
Axis Capital Holdings Ltd.		950		43,738
BancFirst Corp.		1,455		87,475
Bank of Marin Bancorp		700		26,425
Bank OZK		11,592		498,224
BankUnited, Inc.		3,198		133,740
Bankwell Financial Group, Inc.		400		11,772
Banner Corp.		200		11,042
Bar Harbor Bankshares		400		11,220
BCB Bancorp, Inc.		800		11,808
Berkshire Hills Bancorp, Inc.		1,050		28,329
Blackstone Mortgage Trust, Inc. - Class A		475		14,402
BOK Financial Corp.		2,921		261,576
Bridgewater Bancshares, Inc. (b)		700		12,257
Brighthouse Financial, Inc. (b)		500		22,615
Brightsphere Investment Group, Inc.		1,300		33,969
BrightSpire Capital, Inc.		6,620		62,162
Brookline Bancorp, Inc.		1,700		25,942
Bryn Mawr Bank Corp.		300		13,785
Cadence BanCorp		11,404		250,432
Camden National Corp.		300		14,370
Cannae Holdings, Inc. (b)		2,500		77,775
Capital Bancorp, Inc.		500		12,030
Carter Bankshares, Inc. (b)		700		9,954
Cathay General Bancorp		5,707		236,213
Central Pacific Financial Corp.		1,400		35,952
Central Valley Community Bancorp		1,100		23,650
CIT Group, Inc.		1,200		62,340
City Holding Co.		499		38,877
Civista Bancshares, Inc.		600		13,938
CNB Financial Corp.		600		14,604
CNO Financial Group, Inc.		1,900		44,726
Columbia Banking System, Inc.		1,170		44,448
Community Bank System, Inc.		610		41,736
Community Trust Bancorp, Inc.		700		29,470
ConnectOne Bancorp, Inc.		1,500		45,015
Cowen, Inc. - Class A		1,300		44,603
CrossFirst Bankshares, Inc. (b)		1,375		17,875
Customers Bancorp, Inc. (b)		600		25,812
CVB Financial Corp.		3,525		71,804
Diamond Hill Investment Group, Inc.		140		24,592
Dime Community Bancshares, Inc.		1,038		33,901
Dynex Capital, Inc.		5,660		97,805
Eagle Bancorp, Inc.		840		48,300
Eastern Bankshares, Inc.		2,815		57,144
Employers Holdings, Inc.		1,200		47,388
Encore Capital Group, Inc. (b)		835		41,141
Enova International, Inc. (b)		260		8,983
Enstar Group Ltd. (b)		1,556		365,240
Enterprise Financial Services Corp.		300		13,584
Equity Bancshares, Inc. - Class A		400		13,352
Essent Group Ltd.		1,040		45,770
Evercore, Inc. - Class A		200		26,734
FB Financial Corp.		1,443		61,876
Federal Agricultural Mortgage Corp. - Class C		400		43,408
Federated Hermes, Inc.		1,100		35,750
Financial Institutions, Inc.		800		24,520
First BanCorp		7,905		103,951
First Busey Corp.		1,500		36,945
First Business Financial Services, Inc.		400		11,484
First Community Bankshares, Inc.		2,328		73,844
First Financial Bancorp		1,300		30,433
First Financial Corp.		1,501		63,117
First Hawaiian, Inc.		1,300		38,155
First Internet Bancorp		700		21,826
First Interstate BancSystem, Inc. - Class A		2,379		95,779
First Merchants Corp.		735		30,752
First Mid Bancshares, Inc.		600		24,636
First Midwest Bancorp, Inc.		700		13,307
FirstCash, Inc.		920		80,500
Flagstar Bancorp, Inc.		460		23,359
Flushing Financial Corp.		2,100		47,460
FNB Corp.		3,000		34,860
FS Bancorp, Inc.		400		13,844
Fulton Financial Corp.		4,410		67,385
Genworth Financial, Inc. - Class A (b)		19,540		73,275
Glacier Bancorp, Inc.		1,530		84,685
Granite Point Mortgage Trust, Inc.		2,930		38,588
Great Ajax Corp.		1,713		23,108
Great Southern Bancorp, Inc.		700		38,367
Great Western Bancorp, Inc.		1,515		49,601
Greenhill & Co., Inc.		2,200		32,164
Hancock Whitney Corp.		2,896		136,460
Hanmi Financial Corp.		2,200		44,132
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		465		24,868
Heritage Financial Corp.		500		12,750
Heritage Insurance Holdings, Inc.		840		5,720
Hilltop Holdings, Inc.		700		22,869
Home BancShares, Inc.		2,320		54,590
HomeStreet, Inc.		900		37,035
HomeTrust Bancshares, Inc.		400		11,192
Hope Bancorp, Inc.		8,585		123,967
Horace Mann Educators Corp.		1,240		49,340
Horizon Bancorp, Inc.		1,320		23,984
Independent Bank Corp.		2,093		44,958
International Bancshares Corp.		3,710		154,484
Invesco Mortgage Capital, Inc.		6,392		20,135
Investar Holding Corp.		600		13,212
Investors Bancorp, Inc.		5,231		79,040
Lakeland Bancorp, Inc.		2,200		38,786
Live Oak Bancshares, Inc.		3,372		214,560
Luther Burbank Corp.		1,400		18,774
Marlin Business Services Corp.		340		7,558
Mercantile Bank Corp.		1,623		51,985
Meridian Bancorp, Inc.		600		12,456
Meta Financial Group, Inc.		170		8,922
Metropolitan Bank Holding Corp. (b)		500		42,150
MFA Financial, Inc.		2,200		10,054
Midland States Bancorp, Inc.		1,500		37,095
MidWestOne Financial Group, Inc.		800		24,128
Mr. Cooper Group, Inc. (b)		6,018		247,761
National Bank Holdings Corp. - Class A		245		9,918
National Bankshares, Inc.		300		10,893
National Western Life Group, Inc. - Class A		599		126,143
Navient Corp.		2,000		39,460
NBT Bancorp, Inc.		1,018		36,770
New York Mortgage Trust, Inc.		4,260		18,148
NMI Holdings, Inc. - Class A (b)		2,075		46,916
Northeast Bank		400		13,488
Northfield Bancorp, Inc.		1,500		25,740
Northrim BanCorp, Inc.		870		36,984
OceanFirst Financial Corp.		1,700		36,397
Old National Bancorp		700		11,865
Oppenheimer Holdings, Inc. - Class A		2,305		104,394
Orrstown Financial Services, Inc.		500		11,700
PacWest Bancorp		900		40,788
PCB Bancorp		1,200		23,892
Peapack-Gladstone Financial Corp.		1,100		36,696
Peoples Bancorp, Inc.		2,590		81,870
Peoples Financial Services Corp.		170		7,747
Popular, Inc.		690		53,592
PRA Group, Inc. (b)		1,385		58,364
Preferred Bank		500		33,340
Premier Financial Corp.		5,001		159,232
Primis Financial Corp. (b)		1,600		23,136
ProAssurance Corp.		11,599		275,824
PROG Holdings, Inc.		4,864		204,337
Prosperity Bancshares, Inc.		299		21,268
Provident Financial Services, Inc.		2,535		59,496
Pzena Investment Management, Inc. - Class A		4,566		44,929
Radian Group, Inc.		2,140		48,621
RBB Bancorp		900		22,689
Ready Capital Corp.		3,860		55,700
Redwood Trust, Inc.		825		10,634
Regional Management Corp.		295		17,163
Reinsurance Group of America, Inc.		814		90,566
Reliant Bancorp, Inc.		725		22,903
RenaissanceRe Holdings Ltd.		568		79,179
Republic Bancorp, Inc. - Class A		500		25,325
S&T Bancorp, Inc.		1,590		46,857
Safety Insurance Group, Inc.		560		44,380
Sandy Spring Bancorp, Inc.		920		42,154
Selective Insurance Group, Inc.		405		30,590
Sierra Bancorp		500		12,140
Simmons First National Corp. - Class A		2,765		81,733
SiriusPoint Ltd. (b)		5,000		46,300
Southern Missouri Bancorp, Inc.		300		13,467
StepStone Group, Inc. - Class A		660		28,142
Sterling Bancorp		18,866		470,895
Stewart Information Services Corp.		200		12,652
Stifel Financial Corp.		942		64,018
Stock Yards Bancorp, Inc.		1,285		75,365
Synovus Financial Corp.		900		39,501
Territorial Bancorp, Inc.		500		12,690
Texas Capital Bancshares, Inc. (b)		1,310		78,626
The Community Financial Corp.		300		11,061
The First of Long Island Corp.		3,974		81,864
The Hanover Insurance Group, Inc.		360		46,663
Towne Bank		1,000		31,110
TPG RE Finance Trust, Inc.		3,258		40,334
TriCo Bancshares		300		13,020
TriState Capital Holdings, Inc. (b)		1,100		23,265
Triumph Bancorp, Inc. (b)		1,015		101,632
Trustco Bank Corp. (b)		1,140		36,446
Trustmark Corp.		800		25,776
Two Harbors Investment Corp.		1,570		9,954
UMB Financial Corp.		200		19,342
Umpqua Holdings Corp.		600		12,150
United Bankshares, Inc.		4,590		166,984
United Community Banks, Inc.		2,035		66,789
Universal Insurance Holdings, Inc.		1,759		22,937
Univest Financial Corp.		3,334		91,318
Valley National Bancorp		3,015		40,130
Victory Capital Holdings, Inc. - Class A		1,000		35,010
Virtus Investment Partners, Inc.		70		21,722
Washington Federal, Inc.		2,450		84,060
Washington Trust Bancorp, Inc.		250		13,245
Waterstone Financial, Inc.		2,480		50,815
Webster Financial Corp.		730		39,756
William Penn Bancorp		1,000		12,210
Wintrust Financial Corp.		650		52,241
				11,115,510
Health Care - 4.2%
4D Molecular Therapeutics, Inc. (b)		300		8,091
AdaptHealth Corp. (b)		960		22,359
Albireo Pharma, Inc. (b)		345		10,764
Allogene Therapeutics, Inc. (b)		1,340		34,438
Allscripts Healthcare Solutions, Inc. (b)		855		11,431
Altimmune, Inc. (b)		480		5,429
American Well Corp. - Class A (b)		6,700		61,037
AnaptysBio, Inc. (b)		1,770		48,002
Apria, Inc. (b)		600		22,290
Arcutis Biotherapeutics, Inc. (b)		1,720		41,091
Atara Biotherapeutics, Inc. (b)		870		15,573
Brookdale Senior Living, Inc. (b)		2,550		16,065
Catalyst Pharmaceuticals, Inc. (b)		5,460		28,938
Community Health Systems, Inc. (b)		1,560		18,252
Covetrus, Inc. (b)		345		6,258
Cross Country Healthcare, Inc. (b)		374		7,944
CryoLife, Inc. (b)		790		17,609
Cullinan Oncology, Inc. (b)		310		6,997
Curis, Inc. (b)		2,840		22,237
Dynavax Technologies Corp. (b)		510		9,797
Emergent BioSolutions, Inc. (b)		1,240		62,087
Forma Therapeutics Holdings, Inc. (b)		590		13,682
Generation Bio Co. (b)		360		9,025
Hanger, Inc. (b)		4,433		97,349
ImmunoGen, Inc. (b)		2,810		15,933
Innoviva, Inc. (b)		3,640		60,824
Integer Holdings Corp. (b)		849		75,850
Invitae Corp. (b)(c)		990		28,146
Kiniksa Pharmaceuticals Ltd. - Class A (b)		1,180		13,440
MEDNAX, Inc. (b)		1,095		31,131
Meridian Bioscience, Inc. (b)		1,350		25,974
National HealthCare Corp.		653		45,697
Natus Medical, Inc. (b)		5,957		149,401
Nkarta, Inc. (b)		430		11,958
Novavax, Inc. (b)		268		55,559
Oncternal Therapeutics, Inc. (b)		6,560		27,355
OraSure Technologies, Inc. (b)		1,740		19,679
Passage Bio, Inc. (b)		490		4,880
Precigen, Inc. (b)		8,930		44,561
Reata Pharmaceuticals, Inc. - Class A (b)		60		6,037
Sana Biotechnology, Inc. (b)		295		6,643
Seer, Inc. (b)		770		26,588
Selecta Biosciences, Inc. (b)		4,890		20,342
Spectrum Pharmaceuticals, Inc. (b)		4,790		10,442
Surface Oncology, Inc. (b)		3,530		26,722
Syros Pharmaceuticals, Inc. (b)		5,830		26,060
Taro Pharmaceutical Industries Ltd. (b)		660		41,996
Tenet Healthcare Corp. (b)		466		30,961
Tivity Health, Inc. (b)		315		7,264
Triple-S Management Corp. (b)		458		16,200
Utah Medical Products, Inc.		190		17,640
Vanda Pharmaceuticals, Inc. (b)		2,040		34,966
Veracyte, Inc. (b)		130		6,038
				1,485,032
Industrials - 16.9%
AAR Corp. (b)		3,055		99,074
ABM Industries, Inc.		2,285		102,848
ACCO Brands Corp.		5,600		48,104
Acuity Brands, Inc.		140		24,272
Aerojet Rocketdyne Holdings, Inc.		478		20,817
Allegiant Travel Co. (b)		1,121		219,133
Allied Motion Technologies, Inc.		2,013		62,967
Allison Transmission Holdings, Inc.		900		31,788
Apogee Enterprises, Inc.		600		22,656
Argan, Inc.		290		12,664
Armstrong Flooring, Inc. (b)		4,700		14,711
ASGN, Inc. (b)		465		52,610
Atkore, Inc. (b)		130		11,300
Atlas Air Worldwide Holdings, Inc. (b)		380		31,038
AZZ, Inc.		950		50,540
Barnes Group, Inc.		372		15,524
Beacon Roofing Supply, Inc. (b)(c)		395		18,865
BGSF, Inc.		1,000		12,790
BlueLinx Holdings, Inc. (b)		800		39,104
Boise Cascade Co.		790		42,644
CBIZ, Inc. (b)		720		23,285
CIRCOR International, Inc. (b)		435		14,359
Colfax Corp. (b)		8,512		390,701
Columbus McKinnon Corp.		300		14,505
Comfort Systems USA, Inc.		300		21,396
Concrete Pumping Holdings, Inc. (b)		12,460		106,408
Costamare, Inc.		1,450		22,460
Covanta Holding Corp.		1,015		20,422
Covenant Logistics Group, Inc. (b)		610		16,866
Crane Co.		300		28,443
Curtiss-Wright Corp.		290		36,592
Douglas Dynamics, Inc.		2,702		98,083
Ducommun, Inc. (b)		515		25,930
DXP Enterprises, Inc. (b)		1,355		40,067
Echo Global Logistics, Inc. (b)		1,100		52,481
EMCOR Group, Inc.		2,052		236,760
Encore Wire Corp.		1,776		168,418
EnerSys		565		42,059
Ennis, Inc.		1,800		33,930
EnPro Industries, Inc.		600		52,272
Flowserve Corp.		530		18,375
Fluor Corp. (b)		2,900		46,313
Forward Air Corp.		300		24,906
Franklin Electric Co., Inc.		740		59,089
FTI Consulting, Inc. (b)		175		23,572
GATX Corp.		290		25,972
GP Strategies Corp. (b)		1,100		22,770
Graftech International Ltd.		4,300		44,376
Graham Corp.		800		9,920
Great Lakes Dredge & Dock Corp. (b)		3,200		48,288
Griffon Corp.		600		14,760
H&E Equipment Services, Inc.		400		13,884
Hawaiian Holdings, Inc. (b)		495		10,722
Heartland Express, Inc.		2,100		33,642
Heidrick & Struggles International, Inc.		1,140		50,878
Herman Miller, Inc.		984		37,057
Hillenbrand, Inc.		1,020		43,503
Hyster-Yale Materials Handling, Inc.		1,172		58,905
Infrastructure and Energy Alternatives, Inc. (b)		860		9,830
Interface, Inc.		2,400		36,360
JELD-WEN Holding, Inc. (b)		1,800		45,054
KBR, Inc.		1,300		51,220
Kelly Services, Inc. - Class A		1,800		33,984
Kimball International, Inc. - Class B		1,900		21,280
Kirby Corp. (b)		2,934		140,715
Korn Ferry		1,010		73,084
LB Foster Co. - Class A (b)		700		10,843
Masonite International Corp. (b)		400		42,452
MasTec, Inc. (b)		519		44,779
Matrix Service Co. (b)		3,300		34,518
Matson, Inc.		1,395		112,590
Meritor, Inc. (b)		1,930		41,128
Miller Industries, Inc.		600		20,424
Moog, Inc. - Class A		455		34,685
MRC Global, Inc. (b)		4,835		35,489
Mueller Industries, Inc.		3,475		142,822
Mueller Water Products, Inc. - Class A		1,600		24,352
MYR Group, Inc. (b)		300		29,850
National Presto Industries, Inc.		425		34,884
NOW, Inc. (b)		2,827		21,627
PAM Transportation Services, Inc. (b)		200		8,996
Powell Industries, Inc.		900		22,113
Preformed Line Products Co.		300		19,512
Primoris Services Corp.		1,900		46,531
Quanex Building Products Corp.		2,580		55,238
Radiant Logistics, Inc. (b)		2,980		19,042
Resideo Technologies, Inc. (b)		3,320		82,303
Resources Connection, Inc.		2,900		45,762
Rush Enterprises, Inc. - Class A		1,100		49,676
Schneider National, Inc. - Class B		600		13,644
Sensata Technologies Holding PLC (b)		905		49,522
SP Plus Corp. (b)		320		9,814
Spirit Airlines, Inc. (b)		2,270		58,884
SPX FLOW, Inc.		2,749		200,952
Steelcase, Inc. - Class A		3,100		39,308
Stericycle, Inc. (b)		2,176		147,903
Sterling Construction Co., Inc. (b)		1,000		22,670
Textainer Group Holdings Ltd. (b)		52		1,815
The Greenbrier Cos., Inc.		1,100		47,289
Thermon Group Holdings, Inc. (b)		2,500		43,275
Titan International, Inc. (b)		950		6,802
TriMas Corp. (b)		3,019		97,695
Triton International Ltd.		1,934		100,645
TrueBlue, Inc. (b)		3,202		86,710
Tutor Perini Corp. (b)		2,500		32,450
UFP Industries, Inc.		480		32,630
Universal Logistics Holdings, Inc.		800		16,064
US Ecology, Inc. (b)		400		12,940
Valmont Industries, Inc.		150		35,268
Vectrus, Inc. (b)		1,320		66,370
Veritiv Corp. (b)		512		45,855
Wabash National Corp.		3,100		46,903
Watts Water Technologies, Inc. - Class A		255		42,863
WESCO International, Inc. (b)		3,580		412,846
				6,028,078
Information Technology - 7.3%
3D Systems Corp. (b)		1,783		49,157
Ambarella, Inc. (b)		443		68,993
Amkor Technology, Inc.		2,045		51,023
Avaya Holdings Corp. (b)		235		4,651
Avnet, Inc.		1,200		44,364
Axcelis Technologies, Inc. (b)		235		11,052
AXT, Inc. (b)		4,620		38,485
Belden, Inc.		830		48,356
BM Technologies, Inc. (b)		446		3,969
Broadridge Financial Solutions, Inc.		115		19,164
Casa Systems, Inc. (b)		1,200		8,136
Cass Information Systems, Inc.		900		37,665
Cerence, Inc. (b)		430		41,327
Cohu, Inc. (b)		345		11,019
CommScope Holding Co., Inc. (b)		1,500		20,385
Comtech Telecommunications Corp.		1,940		49,683
Concentrix Corp. (b)		384		67,968
CSG Systems International, Inc.		300		14,460
Diebold Nixdorf, Inc. (b)		3,950		39,934
DigitalOcean Holdings, Inc. (b)(c)		670		52,012
Diodes, Inc. (b)		500		45,295
Ebix, Inc.		800		21,544
ePlus, Inc. (b)		220		22,574
FormFactor, Inc. (b)		745		27,811
GTY Technology Holdings, Inc. (b)		1,180		8,874
II-VI, Inc. (b)		260		15,434
Insight Enterprises, Inc. (b)		460		41,437
Kimball Electronics, Inc. (b)		1,000		25,770
Lumentum Holdings, Inc. (b)		284		23,725
MACOM Technology Solutions Holdings, Inc. (b)		640		41,517
Methode Electronics, Inc.		1,030		43,311
NETGEAR, Inc. (b)		1,000		31,910
NVE Corp.		117		7,484
ON24, Inc. (b)		1,308		26,082
Onto Innovation, Inc. (b)		320		23,120
OSI Systems, Inc. (b)		665		63,042
PC Connection, Inc.		740		32,582
Photronics, Inc. (b)		3,200		43,616
Plexus Corp. (b)		100		8,941
Rackspace Technology, Inc. (b)		330		4,693
Rambus, Inc. (b)		4,595		102,009
Rogers Corp. (b)		319		59,487
Sabre Corp. (b)		4,000		47,360
Sanmina Corp. (b)		4,531		174,625
ScanSource, Inc. (b)		1,480		51,489
Semtech Corp. (b)		680		53,020
SMART Global Holdings, Inc. (b)		1,025		45,612
StarTek, Inc. (b)		9,480		52,235
Super Micro Computer, Inc. (b)		1,415		51,747
Synaptics, Inc. (b)		115		20,669
SYNNEX Corp.		424		44,138
The Hackett Group, Inc.		680		13,342
TTM Technologies, Inc. (b)		1,660		20,866
Ultra Clean Holdings, Inc. (b)		1,004		42,770
Unisys Corp. (b)		369		9,277
Veeco Instruments, Inc. (b)		2,695		59,856
Vishay Intertechnology, Inc.		2,040		40,984
Vishay Precision Group, Inc. (b)		1,796		62,447
WNS Holdings Ltd. - ADR (b)		3,804		311,167
Xperi Holding Corp.		4,489		84,573
				2,588,238
Materials - 4.0%
AdvanSix, Inc. (b)		1,400		55,650
American Vanguard Corp.		2,400		36,120
Ashland Global Holdings, Inc.		2,763		246,238
Avient Corp.		485		22,480
Cabot Corp.		730		36,587
Chase Corp.		1,196		122,172
Commercial Metals Co.		1,845		56,199
Compass Minerals International, Inc.		500		32,200
Domtar Corp. (b)		1,110		60,539
Ecovyst, Inc.		3,600		41,976
FutureFuel Corp.		1,200		8,556
GCP Applied Technologies, Inc. (b)		2,000		43,840
Glatfelter Corp.		2,300		32,430
Greif, Inc. - Class A		720		46,512
Hawkins, Inc.		300		10,464
HB Fuller Co.		560		36,154
Innospec, Inc.		745		62,744
Kaiser Aluminum Corp.		420		45,763
Koppers Holdings, Inc. (b)		345		10,785
Materion Corp.		558		38,301
Mercer International, Inc.		2,600		30,134
Ryerson Holding Corp.		1,000		22,270
Summit Materials, Inc. - Class A (b)		1,241		39,675
Taseko Mines Ltd. (b)		32,090		60,650
Tredegar Corp.		2,510		30,572
Trinseo SA		800		43,184
UFP Technologies, Inc. (b)		1,437		88,505
Warrior Met Coal, Inc.		1,100		25,597
Worthington Industries, Inc.		1,105		58,233
				1,444,530
Real Estate - 4.7%
Acadia Realty Trust		2,640		53,883
Agree Realty Corp.		590		39,076
Alexander's, Inc.		170		44,305
Apartment Investment and Management Co. - Class A		1,890		12,947
CubeSmart		4,851		235,031
DiamondRock Hospitality Co. (b)		2,743		25,921
Diversified Healthcare Trust		6,587		22,330
Easterly Government Properties, Inc.		5,530		114,250
Empire State Realty Trust, Inc. - Class A		9,610		96,388
Equity Commonwealth (b)		3,580		93,008
Essential Properties Realty Trust, Inc.		412		11,503
Getty Realty Corp.		1,200		35,172
Healthcare Realty Trust, Inc.		3,580		106,612
Hersha Hospitality Trust (b)		770		7,184
iStar, Inc. (c)		2,601		65,233
Jones Lang LaSalle, Inc. (b)		281		69,713
Kennedy-Wilson Holdings, Inc.		560		11,715
Lexington Realty Trust		1,955		24,926
National Health Investors, Inc.		616		32,956
Newmark Group, Inc. - Class A		4,435		63,465
Pebblebrook Hotel Trust		2,685		60,171
Piedmont Office Realty Trust, Inc. - Class A		920		16,036
PS Business Parks, Inc.		110		17,241
Rayonier, Inc.		3,441		122,775
RE/MAX Holdings, Inc. - Class A		1,192		37,143
Realogy Holdings Corp. (b)		955		16,750
RPT Realty		865		11,037
Sabra Health Care REIT, Inc.		2,490		36,653
Seritage Growth Properties - Class A (b)		2,250		33,368
SITE Centers Corp.		3,160		48,790
Summit Hotel Properties, Inc. (b)		885		8,523
Sunstone Hotel Investors, Inc. (b)		4,140		49,432
The Macerich Co.		610		10,193
The RMR Group, Inc. - Class A		1,060		35,457
Urban Edge Properties		1,390		25,451
				1,694,638
Utilities - 2.2%
ALLETE, Inc.		887		52,794
Artesian Resources Corp. - Class A		610		23,284
Avista Corp.		1,100		43,032
Black Hills Corp.		630		39,539
Brookfield Renewable Corp. - Class A		505		19,599
Hawaiian Electric Industries, Inc.		1,100		44,913
Northwest Natural Holding Co.		130		5,979
ONE Gas, Inc.		62		3,929
Otter Tail Corp.		840		47,015
PNM Resources, Inc.		940		46,511
Portland General Electric Co.		1,580		74,244
South Jersey Industries, Inc.		8,036		170,845
Southwest Gas Holdings, Inc.		700		46,816
Spire, Inc.		1,020		62,404
UGI Corp.		2,650		112,943
				793,847
Total Common Stocks (Cost $27,754,547)				35,412,117

Total Investments at Value - 99.2% (Cost $27,754,547)				35,412,117
Other Assets in Excess of Liabilities - 0.8%				302,382
Net Assets - 100.0%			$	$ 35,714,499

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $308,150.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

SMALL COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2021:

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$35,412,117	$-	$-	$35,412,117
Total	$35,412,117	$-	$-	$35,412,117

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type.Wilshire Small Company Value Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2021.